Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of significant accounting policies [Abstract]
Disclosure of reclassifications in the income statement
As a result of the change, reclassifications in the income statement are as follows:

Income statement extract (1)

	2018	2018	2017	2017
	Previously reported	Reclassified	Previously reported	Reclassified
US dollar million

Gross profit (loss)	772	772	784	784
Corporate administration, marketing and other expenses	(76)	(76)	(64)	(64)
Exploration and evaluation costs	(102)	(102)	(114)	(114)
Impairment, derecognition of assets and profit (loss) on disposal	n/a	(124)	n/a	(293)
Other expenses (income)	(97)	(143)	(88)	(233)
Special items	(170)	n/a	(438)	n/a
Operating profit (loss)	327	327	80	80

(1) Represents reclassification prior to the disclosure of Discontinued operations.